Columbia Variable Portfolio – Select Corporate Income Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Corporate Income Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 91.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 8.3%
BAE Systems PLC(a)
03/26/2029	5.125%	25,600,000	26,126,928
02/15/2031	1.900%	13,250,000	11,670,301
Boeing Co. (The)
08/01/2059	3.950%	7,319,000	5,033,198
05/01/2060	5.930%	12,927,000	12,444,403
L3Harris Technologies, Inc.
01/15/2027	5.400%	39,480,000	39,799,506
06/01/2034	5.350%	3,565,000	3,627,332
Lockheed Martin Corp.
08/15/2030	4.400%	15,890,000	15,906,182
06/15/2050	2.800%	10,312,000	6,428,645
Northrop Grumman Corp.
02/01/2029	4.600%	6,108,000	6,149,354
06/01/2054	5.200%	10,090,000	9,299,678
Raytheon Technologies Corp.
03/15/2027	3.500%	12,763,000	12,670,925
03/15/2032	2.375%	9,387,000	8,269,871
Total			157,426,323
Banking 17.8%
Bank of America Corp.(b)
07/21/2032	2.299%	47,835,000	42,206,175
Subordinated
09/21/2036	2.482%	25,818,000	22,303,416
Barclays PLC(b)
02/24/2037	5.207%	8,274,000	8,005,921
Citigroup, Inc.(b)
09/11/2031	4.503%	10,215,000	10,092,884
09/11/2036	5.174%	21,247,000	21,041,414
Goldman Sachs Group, Inc. (The)(b)
10/21/2031	4.369%	6,344,000	6,219,714
01/21/2032	4.516%	5,802,000	5,715,069
10/21/2032	2.650%	10,555,000	9,367,452
10/21/2036	4.939%	12,505,000	12,107,849
HSBC Holdings PLC(b)
03/10/2037	5.279%	32,477,000	31,885,514
JPMorgan Chase & Co.(b)
07/22/2030	4.995%	15,683,000	15,907,568
10/22/2031	4.255%	11,900,000	11,714,917
01/22/2032	4.347%	6,757,000	6,661,043
01/24/2036	5.502%	25,395,000	25,988,020
10/22/2036	4.810%	1,000	971
01/22/2037	4.898%	2,156,000	2,109,180
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(b)
01/16/2032	4.493%	3,180,000	3,127,742
03/13/2047	5.900%	25,289,000	25,179,605
Subordinated
09/16/2036	2.484%	14,478,000	12,454,737
PNC Financial Services Group, Inc. (The)(b)
07/21/2036	5.373%	5,130,000	5,170,185
Royal Bank of Canada(b)
02/04/2031	5.153%	2,813,000	2,857,609
08/06/2031	4.696%	20,602,000	20,570,542
US Bancorp(b)
06/12/2034	5.836%	6,272,000	6,547,201
01/26/2037	5.033%	5,060,000	4,995,423
Wells Fargo & Co.(b)
03/02/2033	3.350%	7,620,000	6,991,049
04/24/2034	5.389%	5,334,000	5,410,508
07/25/2034	5.557%	13,944,000	14,279,152
Total			338,910,860
Building Materials 0.3%
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	2,249,000	2,241,501
07/31/2032	6.125%	3,726,000	3,720,874
Total			5,962,375
Cable and Satellite 1.6%
Charter Communications Operating LLC
06/30/2062	3.950%	4,644,000	2,733,730
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	16,940,000	13,626,744
Comcast Corp.
11/01/2056	2.937%	25,850,000	14,351,993
Total			30,712,467
Chemicals 0.5%
LYB International Finance III LLC
04/01/2051	3.625%	15,367,000	9,900,234
Construction Machinery 1.5%
Caterpillar, Inc.
05/15/2035	5.200%	13,649,000	13,974,582
Deere Funding Canada Corp.
10/09/2030	4.150%	14,511,000	14,321,743
Total			28,296,325

Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Corporate Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.4%
Carrier Global Corp.
02/15/2030	2.722%	25,710,000	24,025,432
Siemens Funding BV(a)
05/28/2035	5.200%	3,004,000	3,072,818
Total			27,098,250
Electric 11.3%
AEP Texas, Inc.
06/01/2033	5.400%	14,620,000	14,847,507
05/15/2034	5.700%	854,000	881,335
01/15/2050	3.450%	8,593,000	5,746,476
Ameren Corp.
05/15/2036	5.000%	9,460,000	9,204,867
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	14,380,000	12,892,726
CenterPoint Energy Houston Electric LLC
08/15/2035	4.950%	4,117,000	4,078,532
Consolidated Edison Co of New York, Inc.
11/15/2055	5.750%	10,138,000	10,009,962
Consolidated Edison Co. of New York, Inc.
03/15/2055	5.500%	640,000	609,257
Dominion Energy, Inc.
03/15/2035	5.450%	18,394,000	18,558,451
DTE Electric Co.
05/15/2035	5.250%	6,580,000	6,676,053
DTE Energy Co.
07/01/2027	4.950%	150,000	151,024
06/15/2029	3.400%	3,645,000	3,526,033
Duke Energy Corp.
09/01/2046	3.750%	16,765,000	12,388,605
Duke Energy Indiana LLC
04/01/2050	2.750%	3,000,000	1,822,423
04/01/2053	5.400%	4,495,000	4,191,428
Edison International
11/15/2028	5.250%	10,789,000	10,869,582
Entergy Louisiana LLC
04/15/2056	5.650%	3,505,000	3,369,544
Eversource Energy
08/15/2030	1.650%	6,305,000	5,535,329
07/15/2034	5.950%	10,446,000	10,887,650
Exelon Corp.
03/15/2052	4.100%	16,174,000	12,217,883
FirstEnergy Corp.
03/01/2050	3.400%	8,128,000	5,430,389
FirstEnergy Transmission LLC
01/15/2035	5.000%	4,090,000	4,027,449
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	6,984,000	7,018,561
03/15/2035	5.450%	7,870,000	8,016,966
Oncor Electric Delivery Co. LLC
05/15/2050	3.700%	3,470,000	2,512,641
Pacific Gas and Electric Co.
07/01/2050	4.950%	11,730,000	9,743,348
PacifiCorp
06/15/2052	2.900%	3,085,000	1,753,572
Public Service Electric and Gas Co.
01/01/2056	5.625%	4,223,000	4,160,470
WEC Energy Group, Inc.
10/15/2030	1.800%	4,655,000	4,095,436
Xcel Energy, Inc.
03/15/2034	5.500%	19,222,000	19,542,979
Total			214,766,478
Food and Beverage 6.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	8,365,000	8,145,237
Bacardi Ltd.(a)
05/15/2038	5.150%	13,778,000	12,778,797
05/15/2048	5.300%	60,000	52,067
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	12,425,000	12,318,658
Bacardi-Martini BV(a)
02/01/2035	6.000%	100,000	101,286
Campbell Soup Co.
03/23/2035	4.750%	16,121,000	14,838,648
Constellation Brands, Inc.
11/01/2035	4.950%	4,379,000	4,229,088
General Mills, Inc.
01/30/2027	4.700%	2,000,000	2,002,242
Keurig Dr Pepper, Inc.
05/25/2028	4.597%	11,616,000	11,614,960
Kraft Heinz Foods Co.
06/01/2026	3.000%	18,950,000	18,892,629
06/01/2046	4.375%	2,101,000	1,639,023
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	8,734,000	7,626,141
Mars, Inc.(a)
04/20/2028	4.550%	17,685,000	17,807,909
03/01/2030	4.800%	3,130,000	3,162,664
Mondelez International, Inc.
03/17/2027	2.625%	315,000	310,241
PepsiCo., Inc.
02/15/2053	4.650%	2,800,000	2,418,173
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Corporate Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.
06/02/2027	3.550%	11,358,000	11,251,291
Total			129,189,054
Health Care 5.0%
Abbott Laboratories
03/09/2029	3.700%	14,767,000	14,589,699
03/15/2036	4.650%	11,672,000	11,403,572
Becton Dickinson & Co.
02/08/2029	4.874%	12,970,000	13,106,927
Cigna Corp.
03/15/2050	3.400%	3,621,000	2,475,472
CVS Health Corp.
03/25/2038	4.780%	18,721,000	17,244,767
GE HealthCare Technologies, Inc.
12/15/2028	4.150%	4,468,000	4,438,110
12/15/2035	4.950%	2,708,000	2,658,319
HCA, Inc.
02/15/2027	4.500%	9,610,000	9,611,597
03/15/2027	3.125%	7,170,000	7,079,523
09/01/2030	3.500%	8,626,000	8,190,898
03/15/2052	4.625%	6,380,000	5,077,721
Total			95,876,605
Healthcare Insurance 2.0%
Centene Corp.
10/15/2030	3.000%	11,850,000	10,382,836
UnitedHealth Group, Inc.
01/15/2031	4.650%	14,000,000	14,067,747
04/15/2054	5.375%	14,889,000	13,681,911
07/15/2064	5.750%	7,000	6,664
Total			38,139,158
Independent Energy 1.0%
APA Corp.
02/15/2055	6.750%	3,569,000	3,585,818
Diamondback Energy, Inc.
04/18/2064	5.900%	1,960,000	1,861,461
Occidental Petroleum Corp.
10/01/2054	6.050%	9,388,000	9,119,248
Woodside Finance Ltd.
05/19/2035	6.000%	3,885,000	4,045,247
Total			18,611,774
Integrated Energy 1.0%
BP Capital Markets America, Inc.
11/17/2027	5.017%	8,660,000	8,778,417
03/17/2052	3.001%	6,485,000	4,105,693
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TotalEnergies Capital SA
09/10/2064	5.425%	6,395,000	5,944,408
Total			18,828,518
Life Insurance 3.7%
Met Tower Global Funding(a)
09/16/2030	4.200%	7,067,000	6,936,483
New York Life Global Funding(a)
10/01/2027	3.900%	537,000	534,779
12/05/2029	4.600%	345,000	346,588
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	8,985,000	6,532,224
Northwestern Mutual Global Funding(a)
01/13/2030	4.960%	2,843,000	2,877,393
01/13/2031	4.300%	5,862,000	5,784,836
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
05/29/2055	6.170%	4,062,000	4,171,681
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	5,993,000	6,131,970
Principal Life Global Funding II(a)
11/27/2029	4.950%	27,855,000	28,132,004
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	11,970,000	8,004,947
Total			69,452,905
Media and Entertainment 0.8%
Meta Platforms, Inc.
11/15/2065	5.750%	17,138,000	15,894,420
Midstream 2.2%
Enbridge, Inc.
04/05/2027	5.250%	5,704,000	5,750,661
04/05/2034	5.625%	3,265,000	3,370,063
11/20/2035	5.200%	2,858,000	2,844,941
Energy Transfer LP
05/15/2054	5.950%	13,658,000	12,819,668
Enterprise Products Operating LLC
01/15/2036	5.200%	4,091,000	4,112,905
MPLX LP
03/14/2052	4.950%	6,325,000	5,251,144
Western Gas Partners LP
03/01/2048	5.300%	5,720,000	4,833,553
Williams Companies, Inc. (The)
08/15/2028	5.300%	2,485,000	2,535,970
Total			41,518,905

Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Corporate Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 1.6%
NiSource, Inc.
04/01/2055	5.850%	13,630,000	13,229,185
Sempra Energy
06/15/2027	3.250%	3,925,000	3,869,573
Southern California Gas Co.
09/01/2034	5.050%	5,955,000	5,982,598
Southern Co Gas Capital Corp.
09/15/2035	5.100%	6,681,000	6,594,595
Total			29,675,951
Pharmaceuticals 4.5%
AbbVie, Inc.
03/15/2029	4.800%	285,000	289,595
11/21/2029	3.200%	22,333,000	21,499,166
Amgen, Inc.
03/02/2028	5.150%	9,820,000	9,964,931
03/02/2063	5.750%	18,061,000	17,358,449
Merck & Co., Inc.
12/04/2035	4.750%	23,316,000	22,883,184
Pfizer, Inc.
11/15/2032	4.500%	13,095,000	12,980,336
Total			84,975,661
Railroads 3.0%
Burlington Northern Santa Fe LLC
03/15/2056	5.550%	9,128,000	8,853,397
Canadian Pacific Railway Co.
03/15/2029	4.000%	2,933,000	2,899,593
12/02/2031	2.450%	12,781,000	11,354,162
CSX Corp.
11/01/2026	2.600%	7,897,000	7,822,111
Norfolk Southern Corp.
06/15/2026	2.900%	7,080,000	7,062,620
08/01/2030	5.050%	2,830,000	2,892,234
11/01/2047	3.942%	10,475,000	8,018,934
08/25/2051	2.900%	729,000	447,127
08/15/2052	4.050%	706,000	535,018
Union Pacific Corp.
02/05/2050	3.250%	9,091,000	6,164,765
Total			56,049,961
Retailers 2.7%
Amazon.com, Inc.
03/13/2036	4.875%	13,845,000	13,716,008
03/13/2046	5.650%	9,547,000	9,515,714
05/12/2051	3.100%	5,130,000	3,346,690
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lowe’s Companies, Inc.
04/01/2052	4.250%	15,720,000	12,039,492
04/01/2062	4.450%	70,000	52,960
Walmart, Inc.
04/28/2035	4.900%	12,132,000	12,292,612
Total			50,963,476
Supermarkets 0.4%
Kroger Co. (The)
09/15/2064	5.650%	7,655,000	7,112,244
Technology 6.7%
Alphabet, Inc.
02/15/2046	5.500%	9,761,000	9,682,826
02/15/2056	5.650%	3,353,000	3,339,657
02/15/2066	5.750%	3,313,000	3,280,606
Apple, Inc.
02/08/2051	2.650%	7,440,000	4,506,633
Broadcom, Inc.
02/15/2030	4.350%	5,192,000	5,174,740
10/15/2030	4.200%	4,135,000	4,087,938
Broadcom, Inc.(a)
11/15/2036	3.187%	16,982,000	14,193,242
Fidelity National Information Services, Inc.
03/10/2028	4.450%	3,434,000	3,423,989
Foundry JV Holdco LLC(a)
01/25/2034	5.875%	17,335,000	17,579,801
Intel Corp.
08/12/2051	3.050%	9,720,000	5,885,711
International Business Machines Corp.
05/15/2030	1.950%	20,796,000	18,746,486
02/03/2036	4.950%	325,000	316,636
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	11,000	10,484
05/11/2031	2.500%	16,841,000	15,123,258
Oracle Corp.
07/15/2046	4.000%	16,890,000	11,389,218
02/06/2053	5.550%	600,000	478,603
09/26/2065	6.100%	12,069,000	10,003,477
Total			127,223,305
Transportation Services 1.3%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	24,189,000	24,298,910
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Corporate Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 2.5%
T-Mobile US, Inc.
04/15/2027	3.750%	7,885,000	7,837,305
02/15/2029	2.625%	29,250,000	27,807,994
02/15/2031	2.550%	13,903,000	12,633,675
Total			48,278,974
Wirelines 3.1%
AT&T, Inc.
12/01/2057	3.800%	24,547,000	16,538,283
Verizon Communications, Inc.
03/21/2031	2.550%	46,507,000	42,222,814
Total			58,761,097
Total Corporate Bonds & Notes (Cost $1,740,704,067)			1,727,924,230

U.S. Treasury Obligations 4.2%

U.S. Treasury
02/15/2045	4.750%	31,094,000	30,554,713
05/15/2045	5.000%	46,165,000	46,770,916
08/15/2045	4.875%	2,928,000	2,918,850
Total U.S. Treasury Obligations (Cost $80,870,857)			80,244,479

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(c),(d)	60,626,266	60,602,015
Total Money Market Funds (Cost $60,605,742)		60,602,015
Total Investments in Securities (Cost: $1,882,180,666)		1,868,770,724
Other Assets & Liabilities, Net		30,849,463
Net Assets		1,899,620,187
At March 31, 2026, securities and/or cash totaling $3,048,070 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	82	06/2026	USD	9,337,750	71,381	—
U.S. Long Bond	254	06/2026	USD	28,924,250	—	(936,419)
U.S. Treasury 10-Year Note	620	06/2026	USD	68,849,063	—	(1,131,965)
U.S. Treasury 2-Year Note	72	06/2026	USD	14,936,062	6,989	—
U.S. Treasury 2-Year Note	699	06/2026	USD	145,004,273	—	(1,033,372)
Total					78,370	(3,101,756)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(445)	06/2026	USD	(48,139,961)	712,485	—
U.S. Treasury Ultra 10-Year Note	(623)	06/2026	USD	(70,720,234)	1,478,597	—
U.S. Treasury Ultra Bond	(365)	06/2026	USD	(42,545,313)	1,284,543	—
Total					3,475,625	—

Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Corporate Income Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $231,471,387, which represents 12.19% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	10,838,334	283,787,937	(234,020,380)	(3,876)	60,602,015	(5,890)	497,803	60,626,266
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

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1QT7008_(05/26)